OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME AND EXPENSES

27.	OTHER OPERATING INCOME AND EXPENSES

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Other operating income
Receivables by indemnity	12,608	10,588	13,646
Rentals and leases	20,730	17,178	11,688
Dividends received	1,039	832	26,600
PIS, COFINS and INSS to compensate			236,000
Contractual fines	4,356	11,863	1,468
Updated shares – Fair value through profit or loss (note 13)	(15,963)	(95,620)	109,254
Gain on disposal of investments (1)	114,763
Tax Recovery (2)	249,852
Net gain in shares sale (note 10.d) (3)			2,472,497
Others revenues (4)	62,631	308,392	87,219
	450,016	253,233	2,958,372

Other operating expenses
Taxes and fees	(106,771)	(372,897)	(109,693)
Expenses/reversal with environmental liabilities, net	(18,031)	(10,145)	(8,789)
Write-off/(Provision) of judicial lawsuits	(12,441)	(209,396)	(25,063)
Depreciation and amortization (note 26)	(80,924)	(77,386)	(97,725)
Reversal/(Write-offs) of estimated losses in fixed assets, intangible assets and Investment properties, net of reversal (notes 10.g, 11 e 12) (5)	(122,894)	24,133	(112,886)
Reversal of Impairment Fair Value Transnordestina (note 10.e)		387,989
Estimated (Loss)/reversal in inventories (6)	(655,055)	(226,942)	(138,779)
Idleness in stocks and paralyzed equipment (7)	(296,819)	(122,031)	(37,609)
Studies and project engineering expenses	(58,303)	(58,443)	(77,059)
Research and development expenses		(461)	(355)
Healthcare plan expenses	(36,147)	(24,158)	(31,989)
Cash flow hedge accounting realized (note 14) (8)	(1,144,335)	(1,478,589)	(553,018)
Actuarial pension plan	(59,411)	(59,693)	(48,068)
Other expenses	(496,045)	(679,836)	(474,999)
	(3,087,176)	(2,907,855)	(1,716,032)
Other operating income (expenses), net	(2,637,160)	(2,654,622)	1,242,340

(1)	Refers to the gain on the sale of Consórcio Machadinho (see note 10.e);

(2)	Mostly refers to IPI credits (R$121,896) and income tax litigation abroad (R$106,405).

(3)	Refers to the initial public offering of shares of CSN Mineração S.A. (see note 10.c).

(4)	In 2022 the undisputed amount of R$134,611 was recognized as refund of the amounts overpaid for railway freight from April 1994 to March 1996 to the company RFFSA, which after extinction became part of the Federal Government's liabilities;

(5)	In 2023 refers to the write-off on the sale of Consórcio Machadinho (R$ 22,326 see note 10.e);

(6)	Refers substantially to losses incurred in the production process at the Presidente Vargas Plant (“UPV”) and losses in inventories.

(7)	In 2023, it is the unused capacity due to lower-than-normal production volume at the Presidente Vargas Plant (“UPV”). In 2022, it is the unused capacity due to lower than usual production volume, because of the intense rains during the ore extraction operation;

(8)	Refers to the effects of a cash flow hedge in the amount of (R$353,406) and a Platts Hedge in the amount of (R$790,929).